OneAmerica Socially Responsive Portfolio (Prospectus Summary) | OneAmerica Socially Responsive Portfolio
Socially Responsive Portfolio
Investment Objective:
Seeks to provide long-term capital appreciation
and current investment income as a secondary objective.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Socially Responsive Portfolio		Class O	Advisor Class
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.30%
Other Expenses		0.97%	0.98%
Total Annual Portfolio Operating Expenses		1.67%	1.98%
Less Expense Waiver/Reimbursement	[1]	(0.47%)	(0.48%)
Total Annual Portfolio Operating Expenses After Expense Waiver/Reimbursement		1.20%	1.50%
[1]	AUL, as Investment Adviser for the OneAmerica Socially Responsive Portfolio, has contractually undertaken to limit the Portfolio's expenses through April 30, 2013 by waiving fees and/or reimbursing certain expenses of the Fund so that the Portfolio's total annual ordinary operating expenses do not exceed 1.2 percent for Class O Shares and 1.5 percent for Advisor Class Shares.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Socially Responsive Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	122	381	659	1,451
Advisor Class	153	474	817	1,785

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 11 percent of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio primarily invests in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The
Portfolio uses a "multi-capitalization" approach, meaning it may invest in companies of any size, from large, well-established companies to smaller companies with market capitalizations below one billion dollars, and may change the composition of its investments depending on the outlook for the economic environment and the markets. The Portfolio may also invest in securities issued by foreign companies and it may invest in derivative instruments.

The Portfolio focuses on securities of companies that are sensitive to socially responsible principles, although the social criteria for the Portfolio are not fundamental and may be changed without the approval of shareholders.

In particular, the Portfolio will typically avoid investments in the following types of companies:

o Companies that are engaged in the manufacture of tobacco;

o Companies that derive a significant portion of their revenues from the manufacture of alcohol;

o Companies that are involved in gambling as a primary line of business;

o Companies whose activities include direct participation in abortion; and

o Companies that derive a significant portion of their revenues from activities that promote pornography.

In addition to extensive fundamental analysis, the Investment Adviser also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Capitalization Risk. During an overall stock market decline, stock prices of small or medium-capitalization companies often fluctuate more and may fall more than stock prices of larger-capitalization companies. To the extent that the
  Portfolio invests in stocks of small and medium-capitalization companies, stocks of those companies have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
  While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The Portfolio may be particularly subject to the potential risks and volatility of investing in equities.

o Derivatives Risk. The Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of the Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. The Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in equity securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the equities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. Although equities historically have outperformed other asset classes over the long-term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

o Socially Responsible Investing Risk. There is a risk that, due to the inclusion of social criteria in selecting securities, the return of the
  Portfolio may be lower than if investment decisions were based solely on investment considerations.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other equity funds using different investment styles.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Socially Responsive Portfolio. The bar chart shows changes in the Portfolio's performance from year to year since its inception. Performance numbers shown in the
Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard & Poor's 500 Composite
Stock Price Index (the "S&P 500® Index") for one (1) year, three (3) years and five (5)
years. Investors cannot directly invest in an index and unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2007-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 19.2 percent (quarter ended September 30, 2009) Lowest: -24.2 percent (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Socially Responsive Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, 5 Years
Class O	Socially Responsive Class O	(3.49%)	12.01%	(1.68%)
Advisor Class	Socially Responsive Advisor Class	(3.78%)	11.70%	(1.98%)
S&P 500® Index	S&P 500® Index	2.11%	14.11%	(0.25%)